REPORTING ENTITY AND DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2020
REPORTING ENTITY AND DESCRIPTION OF THE BUSINESS
REPORTING ENTITY AND DESCRIPTION OF THE BUSINESS

1. Reporting Entity and Description of the Business

Suncor Energy Inc. (Suncor or the company) is an integrated energy company headquartered in Calgary, Alberta, Canada. Suncor is strategically focused on developing one of the world's largest petroleum resource basins – Canada's Athabasca oil sands. In addition, the company explores for, acquires, develops, produces, transports, refines and markets crude oil in Canada and internationally, Suncor markets petroleum and petrochemical products primarily in Canada, under the Petro-Canada™ brand. The company also operates a renewable energy business and conducts energy trading activities focused principally on the marketing and trading of crude oil, natural gas, byproducts, refined products, and power.

The address of the company's registered office is 150 – 6th Avenue S.W., Calgary, Alberta, Canada, T2P 3E3.